Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2021
Convertible redeemable preferred shares
Convertible redeemable preferred shares
13.	Convertible redeemable preferred shares
Series A Preferred Equity
In January 2015, Beijing Sequoia acquired 20.49% of Guangzhou Douyu’s equity interest with preference rights for a total consideration of RMB106,999,090 (Series A Preferred Equity).
Series B Preferred Equity
In April 2015, Guangzhou Douyu entered into an agreement with Beijing Sequoia for a convertible loan and a detachable warrant for a total proceed of RMB50 million. In April 2016, Beijing Sequoia converted the outstanding loan principal and unpaid interest expense amounted RM
B56,187,500 into 2.71% of the equity interest of Wuhan Douyou with preference rights (Series
B-1
Preferred Equity).
In April 2016, Wuhan Douyu issued 18.80% and 1.96% equity interest with preference rights (Series
B-2
and
B-3
Preferred Equity) for a cash consideration of RMB381,504,000 and RMB50,000,000, respectively, to a group of third party investors. The subscription prices of two of these investors were below fair value of Series
B-2
and Series
B-3
Preferred Equity. The difference between the fair value of these preferred equity and the subscription consideration paid by these Series
B-2
and Series
B-3
investors amounted to RMB72,736,597 was recognized as deemed dividend in the consolidated statements of changes in shareholders’ equity (deficit).
In April 2016, concurrent with the issuance of Series
B-2
and
B-3
Preferred Equity, Wuhan Douyu repurchased 5.95% of its equity interest from the Original Shareholders at a consideration of RMB162,775,040. The fair value of equity interest repurchased was RMB77,396,500 as determined by the Group with the assistance of independent valuation firm was below the consideration paid by Wuhan Douyu. As such, the amount of RMB85,378,540 paid by Wuhan Douyu that was in excess of the fair value of the equity interest at the time of the repurchase was recognized as deemed dividend in the consolidated statements of changes in shareholders’ equity (deficit).
Series C Preferred Equity
In August 2016, Wuhan Douyu issued 15.80% of the equity interest with preference rights to a group of investors with a total consideration of RMB1,067,000,000 (Series
C-1
Preferred Equity). Concurrent with the issuance of Series
C-1
Preferred Equity, Wuhan Douyu
repurchased
and cancelled 2.94% of its equity interest from the Original Shareholders with a consideration of RMB198,848,000. The fair value of the equity interest repurchased was RMB72,020,079 as determined by the Group with the assistance of independent valuation firm was below the repurchase consideration paid by Wuhan Douyu. As such, the amount of RMB126,827,921 paid by Wuhan Douyu in excess of the fair value of the equity interest at the time of the repurchase was recognized as deemed dividend in the consolidated statements of changes in shareholders’ equity (deficit).
In August 2016, Shanghai Qincheng exercised the warrant to purchase 0.49% of the equity interest of Wuhan Douyu with a subscription price of RMB30,000,000 (Series
C-2
Preferred Equity). Series
C-2
Preferred Equity was repurchased by Wuhan Douyu in January 2018 at fair value for a cash consideration of RMB39,995,000.
Series D Preferred Equity
On November 14, 2017, Wuhan Douyu issued 5.81% equity interest of Wuhan Douyu with preferred rights (Series D Preferred Equity) for a consideration of RMB500,000,000 to three new investors.
Upon the 2018 Restructuring, as described in Note 1, upon obtaining all necessary approvals from the PRC government, the Preferred Equity shareholders subscribed for convertible redeemable preferred shares (Preferred Shares) at no consideration, all in the same proportions, on an as converted basis, as the percentage of equity interest they held in Wuhan Douyu.
In conjunction with the issuance of Series E Preferred Shares, the Company modified certain terms of Series A, B, C and D Preferred Shares to extend the date of qualified IPO from December 31, 2020 to December 31, 2022, as well as change certain calculation of the redemption value. The Company does not consider these changes as an extinguishment of Series A, B, C and D as the impact of these changes was insignificant.
In January 2018, Wuhan Douyu repurchased Series
C-2
Preferred Equity from its investor at fair value for a cash consideration of RMB39,995,000. The difference of RMB6,661,667 between the consideration paid and the carrying amount of Series
C-2
Preferred Equity at the date of repurchase was recorded in additional paid-in
capital.
In May 2018, the Company repurchased 125,000 ordinary shares from one of the investors and issued the corresponding number of Series
B-4
Preferred Shares to the same investor with no cash consideration. The difference between the fair value of ordinary shares repurchased and that of the Series
B-4
Preferred Shares issued is immaterial.
The key terms of the Preferred Shares are summarized as follows:
Dividend Rights
In the event the Company declares dividends, for holder of each series of Convertible Redeemable Preferred Shares, at the rate of eight percent of issue cost.
Liquidation Rights
In the event of any liquidation, dissolution or winding up of the Company (each a “Liquidation Event”), whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the Members (after satisfaction of all creditors’ claims and claims that may be preferred by Law) shall be distributed to the Members of the Company as follows:
The liquidation right should be settled in the sequence of (i) Series E Convertible Redeemable Preferred Shares, (ii) Series D Convertible Redeemable Preferred Shares, (iii) Series
C-1
Convertible Redeemable Preferred Shares, (iv) Series
B-1,
Series
B-2,
Series
B-3
and Series
B-4
Convertible Redeemable Preferred Shares (Series B Convertible Redeemable Preferred Shares), and (v) Series A Convertible Redeemable Preferred Shares.
If there are any assets or funds remaining after the aggregate Series A Preference Amount, Series B Preference Amount, Series C Preference Amount, Series D Preference Amount and Series E Preference Amount have been distributed or paid in full to the applicable holders of Preferred Shares, the remaining assets and funds of the Company available for distribution to the Members shall be distributed ratably among all Members in proportion to the number of Ordinary Shares (on an as-converted
basis) held by them.
Total liquidation value for all preferred shares was nil.
Conversion Rights
The holders of the Preferred Shares shall have the rights to convert of the Preferred Shares into
Ordinary Shares
at an initial conversion ratio of one for one.
The holders of each Convertible Redeemable Preferred Shares, at the option of the holders, has the right to convert the Convertible Redeemable Preferred Shares into Ordinary Shares at any time.
Each Convertible Redeemable Preferred Share shall automatically be converted, into Ordinary Shares upon the earlier of (i) the closing of a Qualified IPO, or (ii) the written notice signed by the Majority Holders.
Voting Rights
The Preferred Shareholders are entitled to vote with ordinary shareholders on an as-converted
basis.
Redemption
Upon the earlier of (a) the Company has not consummated a Qualified IPO by December 31, 2022, (b) there is a material breach of the Articles of the Memorandum, (c) the creditworthiness of any Founder or any holder of Ordinary Shares (other than any Investor) is materially damaged, or there is any fraud, gross negligence or willful misconduct of any Founder or any holder of Ordinary Shares (other than any Investor), or there is any misconduct of any Founder or any Management Director, any of which results in damages to the Group Companies that cannot be cured, or (d) any event (other than force majeure) that result in the shutdown of the website (including the main website, IOS and Android apps) of the Group for more than 60 days, the holder of each series of Convertible Redeemable Preferred Shares except for the holder of Series
C-2
Convertible Redeemable Preferred Shares and Series Angel Convertible Redeemable Preferred Shares has the right to require the Company to redeem all or any number of the then outstanding Convertible Redeemable Preferred Shares at a pre-determined
Redemption Price.
The redemption right should b
e
 settled in the sequence of (i) Series E Convertible Redeemable Preferred Shares
 (“Series E Preferred Shares”),
(ii) Series D Convertible Redeemable Preferred Shares, (iii) Series
C-1
Convertible Redeemable Preferred Shares, (iv) Series
B-1,
Series
B-2
and Series
B-3
Convertible Redeemable Preferred Shares, and (v) Series A Convertible Redeemable Preferred Shares.
Management of the Group evaluated that redemption was not probable and therefore did not accrete the Preferred Shares to the redemption value. The redemption value as of December 31, 2020 and 2021 would be.
All of the preferred shares were converted to ordinary shares immediately upon the completion of the Group’s IPO on July 17, 2019.
The following is the rollforward of the carrying amounts of Preferred Share for the years ended December 31, 2018 and 2019:

	Series A	Series B-1	Series B-2	Series B-3	Series B-4(1)	Series C-1	Series C-2(2)	Series D	Series E(3)
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2017	106,999,090	56,187,500	464,343,750	202,671,887	—	1,265,848,000	33,333,333	500,000,000	—
Issuance	—	—	—	—	22,254,400	—	(33,333,333)	—	4,026,518,012

December 31, 2018	106,999,090	56,187,500	464,343,750	202,671,887	22,254,400	1,265,848,000	—	500,000,000	4,026,518,012
Conversion into ordinary shares upon IPO	(106,999,090)	(56,187,500)	(464,343,750)	(202,671,887)	(22,254,400)	(1,265,848,000)	—	(500,000,000)	(4,026,518,012)

December 31, 2019	—	—	—	—	—	—	—	—	—

(1)
In May 2018, the Company repurchased 125,000 ordinary shares from one of the investors and issued the corresponding number of Series
B-4
Preferred Shares to the same investor with no cash consideration. The difference between the fair value of ordinary shares repurchased and that of the Series
B-4
Preferred Shares issued is immaterial.

(2)
In January 2018, Wuhan Douyu repurchased Series
C-2
Preferred Equity from its investor at fair value for a cash consideration of RMB39,995,000. The difference of RMB6,661,667 between the consideration paid and the carrying amount of Series
C-2
Preferred Equity at the date of repurchase was recorded in additional paid-in
capital.

(3)	On May 29, 2018, the Company issued 7,828,728 shares of Series E Preferred Shares at a per-share purchase price of US$80.57 for cash consideration of RMB4,026,518,012.